RICHARD GOODNER
Attorney at Law
6608 Emerald Drive
Colleyville, Texas  76034
(214) 587-0653 (phone)
(817) 488-2453 (fax)

May 17, 2011

United States Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.W.
Washington, D.C. 20549

Re:	SMSA Dallas Acquisition Corp.
Amendment No. 1 to Registration Statement on Form 10
SEC File number: 000-54345

Dear Sir/Madam:

On behalf of SMSA Dallas Acquisition Corp., (the “Registrant”), we herewith file with the Securities and Exchange Commission the Registrant’s Amendment No. 1 to Registration Statement on Form 10.  We are also filing the Registrant's response letter dated May 17, 2011 to the Staff's May 6, 2011 comment letter.  Please contact me if you have any questions or comments.

Yours very truly,

/s/ Richard B. Goodner

Richard B. Goodner

CC: SMSA Dallas Acquisition Corp.